CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Consolidated USD ($)	Dec. 31, 2011 Consolidated USD ($)	Dec. 31, 2010 Consolidated USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY	Dec. 31, 2010 ZHEJIANG CNY
Cash flows from operating activities:
Net income/(loss)	$ (429)	$ 521	$ (1,087)	(1,501)	39,390	25,713
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Depreciation of property, plant and equipment	130	182	170	3,017	2,694	2,398
Amortisation of intangible asset				164	134	0
Amortisation of land use right				177	148	546
Loss/(gain) on disposal of property, plant and equipment	22	(328)	(1)	4,186	107	0
Non-controlling interest in profits/(loss) of subsidiaries	309	(531)	330
Equity in profit of affiliates	(9)	(1,131)	(723)
Loss on disposal of intangible asset				92	0	0
Deferred tax assets	25	(18)	(79)	784	(993)	(1,481)
Decrease/(increase) in current assets:
Accounts receivable, net	655	(70)	2,389	(38,607)	(92,916)	(31,469)
Amounts due from owners				2	212	94
Prepayments and other current assets	925	(150)	(923)	(27,508)	(37,458)	(13,581)
Inventories	(70)	737	(54)	(542)	(6,502)	(390)
Income tax recoverable				0	0	969
Increase/(decrease) in current liabilities:
Accounts payable	838	(271)	(738)	43,737	89,956	15,340
Amount due to owner				0	(1,600)	(720)
Other payables and accrued expenses	327	(671)	418	(2,501)	(435)	9,909
Other taxes payable				(11,579)	8,225	1,638
Income tax payable				(1,203)	6,405	482
Taxation payable	71	(185)	14
Net cash provided/(used in) by operating activities	2,794	(1,915)	(284)	(31,282)	7,367	9,448
Cash flows from investing activities:
Purchase of intangible asset				(126)	(2,985)	0
Purchase of property, plant and equipment	(41)	(63)	(112)	(3,358)	(2,690)	(15,948)
Proceeds on disposal of property, plant and equipment	2	491	9
Purchase of non-controlling interest of subsidiaries	0	(238)	(73)
Dividend received from affiliates	0	779	76
Investments in affiliates	0	(435)	(262)
Restricted cash for issuance of bank guarantees	(593)	563	(348)
Net cash (used in)/provided by investing activities	(632)	1,097	(710)	(3,484)	(5,675)	(15,948)
Cash flows from financing activities:
Repayment of bank borrowings				(41,000)	(20,500)	(6,300)
Advance of bank borrowings				60,000	51,000	10,500
Capital injection				0	6,000	8,696
Dividend paid to owners				0	(12,785)	(6,400)
Issuance of ordinary shares on exercise of options	0	0	33
Purchase of treasury stock	(33)	(94)	(105)
Net cash used in financing activities	(33)	(94)	(72)	19,000	23,715	6,496
Effect of exchange rate changes on cash and cash equivalents	0	121	171
Net decrease in cash and cash equivalents	2,129	(791)	(895)	(15,766)	25,407	(4)
Cash and cash equivalents, beginning of year	5,339	6,130	7,025	38,434	13,027	13,031
Cash and cash equivalents, end of year	7,468	5,339	6,130	22,668	38,434	13,027
Supplementary information
Interest received	46	60	42	149	124	60
Interest paid				3,920	1,802	691
Income taxes paid	8	176	219	6,348	3,229	2,858
Income tax refund				0	0	60